Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Undistributed earnings of foreign subsidiaries	$ 113,000
Valuation allowance	0	$ 0
State and other net operating loss carry forwards	6,771
Gross unrecognized tax benefits	3,513	3,719	$ 3,135	$ 2,474
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,416	2,417
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 384	$ 729
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2016
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2035